GS Mortgage-Backed Securities Trust 2021-PJ11 ABS-15G

Exhibit 99.1 - Schedule 7

Data Compare Summary (Total)

Run Date - 11/16/2021 6:20:18 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	49	0.00%	514
Amortization Term	0	22	0.00%	514
Amortization Type	0	22	0.00%	514
Balloon Flag	0	512	0.00%	514
Borrower First Name	0	512	0.00%	514
Borrower FTHB	0	22	0.00%	514
Borrower Last Name	0	512	0.00%	514
Borrower SSN	0	512	0.00%	514
City	0	514	0.00%	514
Contract Sales Price	0	20	0.00%	514
Decision System	0	22	0.00%	514
Doc Type	0	27	0.00%	514
Escrow Account	0	57	0.00%	514
Has FTHB	0	34	0.00%	514
Investor: Qualifying Total Debt Ratio	0	512	0.00%	514
Lender	0	512	0.00%	514
Lien Position	0	22	0.00%	514
LTV Valuation Value	0	27	0.00%	514
Margin	0	27	0.00%	514
Mortgage Type	0	27	0.00%	514
Note Date	0	22	0.00%	514
Occupancy	0	514	0.00%	514
Original CLTV	0	512	0.00%	514
Original Interest Rate	0	514	0.00%	514
Original Loan Amount	0	514	0.00%	514
Original LTV	0	514	0.00%	514
Original Term	0	27	0.00%	514
Originator Loan Designation	0	512	0.00%	514
PITIA Reserves Months	0	266	0.00%	514
Product Description	0	512	0.00%	514
Property Type	0	514	0.00%	514
Purpose	0	514	0.00%	514
Refi Purpose	0	57	0.00%	514
Representative FICO	0	514	0.00%	514
State	0	514	0.00%	514
Street	0	512	0.00%	514
Zip	0	512	0.00%	514
Total	0	11,008	0.00%	514